Subsequent Events	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events

Note 10 – Subsequent Events

The Company has evaluated subsequent events through December 15, 2022, the date the condensed financial statements were issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as discussed below.

Closing of Business Combination

On December 8, 2022 (“Closing Date”), the previously announced Business Combination was consummated following a special meeting of stockholders, where the stockholders of Larkspur, considered and approved, among other matters, a proposal to adopt the Business Combination Agreement, dated July 20, 2022, entered into by the Company and Larkspur. The Business Combination became effective December 12, 2022. Further information regarding the Business Combination is set forth in (i) the proxy statement / prospectus included in the registration statement on Form S-4 (File No. 333-266838), as amended and supplemented, originally filed with the SEC on August 12, 2022 and declared effective by the SEC on November 14, 2022; and (ii) the Current Report on Form 8-K filed with the SEC on July 22, 2022.

Additional Series A Preferred Stock Financing

On December 6, 2022, the Company sold an additional 174,776 shares of Series A Preferred Stock to investors at a price of $3.14 per share of Series A Preferred Stock, generating $548,805 in gross proceeds. In addition, Series A Warrants to purchase an aggregate of 461,179 shares of common stock will be issued to the holders upon the automatic conversion of the Series A Preferred Stock, which occurs upon the closing of the Business Combination. Placement agent fees of $2,000 were recorded as a reduction of additional paid-in capital.

Note 13 — Subsequent Events

The Company has evaluated subsequent events through April 8, 2022, the date the financial statements were issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as discussed below.

Unsecured Convertible Promissory Notes

During January 2022, the Company and its convertible note holders agreed to extend the maturity of the Notes and the 2021 Notes to December 31, 2022.

Stock Options

Subsequent to December 31, 2021, the Company granted ten-year stock options to purchase an aggregate of 920,000 shares of common stock to employees and Board members under the 2014 Plan. The stock options vest annually over three years and have an exercise price of $3.25 per share.

In March 2022, the Company granted ten-year stock options to purchase an aggregate of 109,142 shares of common stock to consultants under the 2014 Plan. The stock options vest immediately and have an exercise price of $3.25 per share.

Preferred Series A Financing

On March 31, 2022, the Company sold 133,541 shares of Series A Preferred Stock to investors at a price of $3.14 per share for net proceeds of $392,301, of which $100,000 was from related parties.

The Series A Preferred Stock is convertible, at the option of the holder, at any time into shares of common stock on a one-to-one basis, subject to standard antidilution adjustments. In addition, in the event of any non-exempt issuances by the Company for less than the in-force conversion price, the Series A Preferred Stock conversion price shall be reduced on a weighted average basis. Each share of Series A Preferred Stock shall automatically be converted into shares of common stock at the then effective conversion price concurrently with (i) the closing of a Public Transaction or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Series A Preferred stock. A Public Transaction represents either (a) a firm commitment underwritten public offering; or (b) the closing of a transaction with a special purpose acquisition company (“SPAC”) listed on the Nasdaq Stock Market in which the Company would become a wholly owned subsidiary of the SPAC.

The Series A Preferred stockholders shall vote together with the common stockholders on an as-converted basis and dividends will only be paid on an as-converted basis when, and if paid to common Stock. In the event of any liquidation, dissolution or winding up of the Company or upon a Deemed Liquidation Event, the Series A Preferred stockholders will be entitled to be paid, out of the assets of the Company available for distribution before any payments are made to common stockholders, one times the original purchase price, plus declared and unpaid dividends on each share of Series A Preferred Stock or, if greater, the amount that the Series A Preferred Stock holders would receive on an as-converted basis. The balance of any proceeds shall be distributed pro rata to the common stockholders. The Series A Preferred Stock is not mandatorily redeemable.

Larkspur Health Acquisition Corp [Member]
Subsequent Events

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 6, 2022 the underwriters partially exercised the over-allotment option for 267,159 units. As a result 26,716 private place units were issued. The issuance of the units and private placement units resulted in gross proceeds of $2.9 million. The remaining units expired on February 6, 2022, which resulted in the forfeiture of 214,460 founders shares.